PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST TRANSACTIONS	PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are managed by Fidelity Investments. Fidelity Management Trust Company is the trustee as defined by the Plan and affiliate of Fidelity Investments and, therefore, transactions with these entities qualify as party-in-interest transactions as defined by ERISA. Fees paid by the Plan to Fidelity for administrative services were $159,065 and $164,187 for the years ended December 31, 2025 and December 31, 2024, respectively.
At December 31, 2025 and 2024, the Plan held 196,813 and 213,623 shares, respectively of WaFd, Inc. common stock, with a fair value of $6,303,914 and $6,887,208, respectively. During the years ended December 31, 2025 and December 31, 2024, the Plan recorded $219,749 and $289,838 in dividend income on the common stock of the Company, respectively. For the years ended December 31, 2025 and December 31, 2024, purchases of WaFd, Inc. common stock were $416,453 and $685,019, respectively. Sales of WaFd, Inc. common stock for the same periods were $1,128,187 and $3,753,261, respectively.